Net debt	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Net debt
19    Net debt
The Group seeks to maintain a strong balance sheet and deploys its capital with reference to the Capital Allocation Framework.
The Group monitors capital using the net debt balance and the gearing ratio, being the ratio of net debt to net debt plus net assets.
With effect from 1 July 2019, the net debt definition includes the fair value of derivative financial instruments used to hedge cash and borrowings. Management believes this amendment is useful because it reflects the Group’s risk management strategy of reducing the volatility of net debt caused by fluctuations in foreign exchange and interest rates.
Net debt-related derivative financial instruments are a subset of the other financial assets and liabilities presented in the Consolidated Balance Sheet. Prior period comparatives have been restated to reflect the change in net debt calculation.
As a result of the adoption of IFRS 16/AASB 16 ‘Leases’ (IFRS 16) from 1 July 2019, the current period ‘Total Interest bearing liabilities’ includes a US$2,793 million increase in gross debt during the year. The Group elected to apply the modified retrospective transition approach to IFRS 16, with no restatement of comparative periods. Refer to note 20 ‘Leases’ for information on lease liabilities.
Vessel lease contracts that are priced with reference to a freight index, which did not meet the definition of a lease under IAS 17/AASB 117 ‘Leases’ (IAS 17) , now meet the definition of a lease under IFRS 16. These contracts are required to be remeasured at each reporting date to the prevailing freight index. While these liabilities are included in the Group interest bearing liabilities, they are excluded from the net debt calculation as they do not align with how the Group assesses net debt for decision making in relation to the Capital Allocation Framework. In addition, the freight index has historically been volatile which creates significant short-term fluctuation in these liabilities. As of 1 January 2020, the Group excludes these liabilities from its net debt calculation.

	2020		2019 Restated
US$M	Current	Non-current	Current	Non-current
Interest bearing liabilities
Bank loans	737	1,755	508	1,990
Notes and debentures	3,354	17,691	1,002	20,527
Lease liabilities (1)	853	2,590	65	650
Bank overdraft and short-term borrowings	–	–	20	–
Other	68	–	66	–

Total interest bearing liabilities	5,012	22,036	1,661	23,167

Less: Lease liability associated with index-linked freight contracts	379	781	–	–

Less: Cash and cash equivalents
Cash	3,493	–	2,210	–
Short-term deposits	9,933	–	13,403	–

Less: Total cash and cash equivalents	13,426	–	15,613	–

Less: Derivatives included in net debt
Net debt management related instruments (2)	(162)	595	(48)	(156)
Net cash management related instruments (3)	(15)	–	(27)	–

Less: Total derivatives included in net debt	(177)	595	(75)	(156)

Net debt		12,044		9,446

Net assets		52,246		51,824

Gearing		18.7%		15.4%

(1)	Reflects the impact of IFRS 16. Refer to note 20 ‘Leases’.

(2)	Represents the net cross currency and interest rate swaps designated as effective hedging instruments included within current and non-current other financial assets and liabilities.

(3)	Represents the net forward exchange contracts included within current and non-current other financial assets and liabilities.
Cash and short-term deposits are disclosed in the cash flow statement net of bank overdrafts and interest bearing liabilities at call.

	2020	2019	2018
	US$M	US$M	US$M
Total cash and cash equivalents	13,426	15,613	15,871
Bank overdrafts and short-term borrowings	–	(20)	(58)

Total cash and cash equivalents, net of overdrafts	13,426	15,593	15,813

Recognition and measurement
Cash and short-term deposits in the balance sheet comprise cash at bank and on hand and highly liquid cash deposits with short-term maturities that are readily convertible to known amounts of cash with insignificant risk of change in value. The Group considers that the carrying value of cash and cash equivalents approximate fair value due to their short term to maturity.
Cash and cash equivalents includes US$96 million (2019: US$108 million) restricted by legal or contractual arrangements.
Interest bearing liabilities and cash and cash equivalents include balances denominated in the following currencies:

	Interest bearing liabilities		Cash and cash equivalents
	2020	2019	2020	2019
	US$M	US$M	US$M	US$M
USD	14,625	12,485	9,555	9,214
EUR	7,323	7,680	4	6
GBP	3,272	3,118	519	48
AUD	1,055	951	1,011	3,023
CAD	597	594	2,131	3,092
Other	176	–	206	230

Total	27,048	24,828	13,426	15,613

The Group enters into derivative transactions to convert the majority of its exposures above into US dollars. Further information on the Group’s risk management activities relating to these balances is provided in note 22 ‘Financial risk management’.
Liquidity risk
The Group’s liquidity risk arises from the possibility that it may not be able to settle or meet its obligations as they fall due and is managed as part of the portfolio risk management strategy. Operational, capital and regulatory requirements are considered in the management of liquidity risk, in conjunction with short-term and long-term forecast information.
Recognising the cyclical volatility of operating cash flows, the Group has defined minimum target cash and liquidity buffers to be maintained to mitigate liquidity risk and support operations through the cycle.
The Group’s strong credit profile, diversified funding sources, its minimum cash buffer and its committed credit facilities ensure that sufficient liquid funds are maintained to meet its daily cash requirements.
Standard & Poor’s credit rating of the Group remained at the A level with stable outlook throughout FY2020. On 1 May 2020, Moody’s affirmed its credit rating of the Group at A2 with a stable outlook.
There were no defaults on the Group’s liabilities during the period.
Counterparty risk
The Group is exposed to credit risk from its financing activities, including short-term cash investments such as deposits with banks and derivative contracts. This risk is managed by Group Treasury in line with the counterparty risk framework, which aims to minimise the exposure to a counterparty and mitigate the risk of financial loss through counterparty failure.
Exposure to counterparties is monitored at a Group level across all products and includes exposure with derivatives and cash investments.
Investments and derivatives are only transacted with approved counterparties who have been assigned specific limits based on a quantitative credit risk model. These limits are updated at least bi-annually.
Additionally, derivatives are subject to tenor limits and investments are subject to concentration limits by rating.
Derivative fair values are inclusive of valuation adjustments that take into account both the counterparty and the Group’s risk of default.

Standby arrangements and unused credit facilities
The Group’s committed revolving credit facility operates as a back-stop to the Group’s uncommitted commercial paper program. The combined amount drawn under the facility or as commercial paper will not exceed US$5.5 billion. As at 30 June 2020, US$ nil commercial paper was drawn (2019: US$ nil). The revolving credit facility was refinanced on 10 October 2019 and has a five-year maturity ending 10 October 2024. A commitment fee is payable on the undrawn balance and an interest rate comprising an interbank rate plus a margin applies to any drawn balance. The agreed margins are typical for a credit facility extended to a company with the G
r
oup’s credit rating.
Maturity profile of financial liabilities
The maturity profile of the G
r
oup’s financial liabilities based on the undiscounted contractual amounts, taking into account the derivatives related to debt, is as follows:

2020 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other derivatives	Obligations under lease liabilities (1)	Trade and other payables (2)	Total
Due for payment:
In one year or less or on demand	4,138	813	260	60	927	5,622	11,820
In more than one year but not more than two years	1,665	702	81	–	630	1	3,079
In more than two years but not more than five years	5,727	1,713	819	–	1,335	–	9,594
In more than five years	10,101	4,368	974	–	1,043	–	16,486

Total	21,631	7,596	2,134	60	3,935	5,623	40,979

Carrying amount	23,605	–	1,579	60	3,443	5,623	34,310

2019 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other derivatives	Obligations under lease liabilities (1)	Trade and other payables (2)	Total
Due for payment:
In one year or less or on demand	1,587	864	200	64	110	6,555	9,380
In more than one year but not more than two years	4,107	775	226	1	110	5	5,224
In more than two years but not more than five years	5,513	1,864	558	–	307	–	8,242
In more than five years	11,662	4,896	1,102	–	501	–	18,161

Total	22,869	8,399	2,086	65	1,028	6,560	41,007

Carrying amount	24,113	–	958	65	715	6,560	32,411

(1)	Lease obligations as at 30 June 2020 and 30 June 2019 relate to lease liabilities under IFRS 16 and finance lease liabilities under IAS 17, respectively.
(2)	Excludes input taxes of US$145 million (2019: US$162 million) included in other payables. Refer to note 9 ‘Trade and other payables’.